CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Additional information required by IAS 7 (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of liabilities generated by financing activities
Proceeds from financial debt	$ 27,769	$ 1,264	$ 15,305
Payment of financial debt	4,512	1,623	12,679
Payment of interest and related expenses	3,724	1,292	$ 1,834
Current and Non-current Borrowings [Member]
Reconciliation of liabilities generated by financing activities
Balances as of December 31, 2016	16,009
Transfers	18,104
Cash Flows	19,129
Accrued interests	4,549
Exchange differences and currency translation adjustments	21,521
Balances as of December 31, 2017	79,312	16,009
Bank overdrafts
Reconciliation of liabilities generated by financing activities
Transfers	199
Cash Flows	2,176
Exchange differences and currency translation adjustments	(99)
Balances as of December 31, 2017	2,276
Bank loans - principal
Reconciliation of liabilities generated by financing activities
Balances as of December 31, 2016	287
Transfers	12,097
Cash Flows	25,258
Exchange differences and currency translation adjustments	9,563
Balances as of December 31, 2017	47,205	287
Notes - principal
Reconciliation of liabilities generated by financing activities
Balances as of December 31, 2016	13,767
Transfers	3,186
Cash Flows	(3,905)
Exchange differences and currency translation adjustments	5,783
Balances as of December 31, 2017	18,831	13,767
NDF
Reconciliation of liabilities generated by financing activities
Transfers	25
Cash Flows	(44)
Accrued interests	119
Balances as of December 31, 2017	100
By purchase of equipment
Reconciliation of liabilities generated by financing activities
Balances as of December 31, 2016	1,943
Cash Flows	(256)
Accrued interests	35
Exchange differences and currency translation adjustments	357
Balances as of December 31, 2017	2,079	1,943
Companies under sect. 33 - Law No. 19,550 and Related Parties
Reconciliation of liabilities generated by financing activities
Balances as of December 31, 2016	6
Exchange differences and currency translation adjustments	(6)
Balances as of December 31, 2017		6
Accrued interests and related expenses
Reconciliation of liabilities generated by financing activities
Balances as of December 31, 2016	6
Transfers	2,597
Cash Flows	(4,100)
Accrued interests	4,395
Exchange differences and currency translation adjustments	5,923
Balances as of December 31, 2017	$ 8,821	$ 6